Note 13 - Financial Instruments with Off-balance-sheet Risk (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	In Thousands
	Contract or Notional Amount
	2020	2019
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$851,196	632,686
Standby letters of credit	81,952	72,901
Total	$933,148	705,587